INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income and mining taxes [Abstract]
Disclosure of detailed information about major components of income tax expense [Text Block]
The following table outlines the composition of income tax expense between current tax and deferred tax:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016 (Note 5)
Current income and mining tax expense
Canada	2.8	(1.8)
Foreign	12.2	15.1
Adjustments in respect of prior year	0.1	(4.6)
	15.1	8.7
Deferred income and mining tax expense (recovery)
Canada	(87.7)	1.4
Foreign	(42.0)	(18.1)
Adjustments in respect of prior year	(1.3)	5.9
	(131.0)	(10.8)
Total income tax expense (recovery)	(115.9)	(2.1)

Detailed Information for Reconciliation Of Income Tax Provision [Text Block]
Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings before taxes. The differences result from the following items:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016 (Note 5)
Loss before taxes	(217.6)	(10.7)
Canadian federal and provincial income tax rates	26.3%	25.8%
Income tax (recovery) expense based on above rates	(57.2)	(2.8)
Increase (decrease) due to
Permanent differences	(11.0)	(4.3)
Different statutory tax rates on earnings of foreign subsidiaries	(11.7)	0.8
Foreign exchange on non-monetary assets and liabilities	(7.4)	(10.1)
Other foreign exchange differences	(1.6)	8.2
Prior years’ adjustments relating to tax provision and tax returns	(1.2)	1.3
Canadian mining tax	10.9	0.4
Mexican special duty tax	0.3	0.6
Withholding tax	1.3	0.3
Change in tax rates	(31.5)	-
Change in unrecognized deferred tax assets	2.0	1.2
Disposal of El Morro gold stream asset	(8.4)	-
Other	(0.4)	2.3
Income tax expense (recovery)	(115.9)	(2.1)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The following tables provide analysis of the deferred tax assets and liabilities as at December 31, 2017:

	As at December 31, 2017
(in millions of U.S. dollars)	Canada	USA	Australia(1)	Mexico	Total
Deferred tax assets
Unused non-capital losses	-	3.5	-	-	3.5
Property, plant and equipment	60.6	-	-	-	60.6
Gold stream obligation	24.3	-	-	-	24.3
Investment tax credits / government assistance	18.2	-	-	-	18.2
Alternative minimum tax credits	-	27.0	-	-	27.0
Decommissioning obligations	22.2	-	-	-	22.2
Derivative Instruments/Hedging	2.9	-	-	-	2.9
Ontario Mining Tax	6.1	-	-	-	6.1
Accrued liabilities and provisions	1.3	(0.1)	-	-	1.2
Other	5.6	-	-	-	5.6
	141.2	30.4	-	-	171.6
Deferred tax liabilities
Mining interests	(144.5)	(29.3)	-	-	(173.8)
Property, plant and equipment	-	(24.0)	-	-	(24.0)
Investment tax credits / government assistance	-	-	-	-	-
Decommissioning obligations	-	(5.7)	-	-	(5.7)
British Columbia Mining Tax	(36.6)	-	-	-	(36.6)
Mexican Mining Royalty	-	-	-	(0.1)	(0.1)
Other	(6.4)	(3.7)	-	-	(10.1)
	(187.5)	(62.7)	-	(0.1)	(250.3)
Deferred income tax liabilities, net	(46.3)	(32.3)	-	(0.1)	(78.7)
1.	As at December 31, 2017, the deferred tax asset and deferred tax liability at Peak Mines are included in assets held-for-sale and liabilities held-for-sale, respectively.

	As at December 31, 2016
(in millions of U.S. dollars)	Canada	USA	Australia	Mexico	Total
Deferred tax assets
Unused non-capital losses	-	14.9	-	-	14.9
Property, plant and equipment	92.4	-	6.6	-	99.0
Investment tax credits / government assistance	48.1	-	-	-	48.1
Alternative minimum tax credits	-	15.8	-	-	15.8
Decommissioning obligations	9.4	5.5	4.1	-	19.0
Derivative Instruments/Hedging	19.8	(0.1)	-	-	19.7
Accrued liabilities and provisions	2.3	0.5	3.3	0.4	6.5
Other	1.3	0.1	-	0.5	1.9
	173.3	36.7	14.0	0.9	224.9
Deferred tax liabilities
Mining interests	(276.5)	(51.1)	(24.8)	-	(352.4)
British Columbia Mining Tax	-	(45.2)	-	(5.4)	(50.6)
Ontario Mining Tax	(35.1)	-	-	-	(35.1)
Derivative instruments	(4.2)	-	-	-	(4.2)
Mexican Mining Royalty	-	-	-	(0.4)	(0.4)
Other	-	(16.5)	(1.3)	5.3	(12.5)
	(315.8)	(112.8)	(26.1)	(0.5)	(455.2)
Deferred income tax liabilities, net(1)	(142.5)	(76.1)	(12.1)	0.4	(230.3)
1.	Prior period comparatives have been revised as per note 5.

Detailed Information Of Movement In Net Deferred Tax Liabilities [Text Block]
The following table outlines the movement in the net deferred tax liabilities:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016 (Note 5)
Movement in the net deferred tax liabilities
Balance at the beginning of the year	(230.3)	(275.5)
Recognized in net loss	139.2	20.0
Recognized in other comprehensive income	1.8	20.4
Recognized as reduction in mineral properties	(43.6)	(6.9)
Recognized as foreign exchange	50.3	12.0
Other	2.0	(0.3)
Reclassified as held-for-sale	1.9	-
Total movement in the net deferred tax liabilities	(78.7)	(230.3)